Fair Value Measurements and Financial Instruments - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended						12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2013 Forward Interest Rate Swaps	Dec. 31, 2013 Interest Rate Swaps	Sep. 30, 2013 Interest Rate Swaps	Jun. 30, 2013 Interest Rate Swaps	Dec. 31, 2012 Interest Rate Swaps	Dec. 31, 2013 Cross Currency Swaps	Feb. 26, 2014 Cross Currency Swaps Subsequent Event
Derivatives, Fair Value [Line Items]
Notional amount		$ 2.00	$ 1.80	$ 1.80	$ 1.25	$ 5.80
Net proceeds from settlement of interest rate swaps	0.7
Proceeds from other debt							$ 1.6	$ 5.4